    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON DECEMBER 8,1995.

                                                               FILE NO. 33-81574
                                                               FILE NO. 811-8620
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         POST-EFFECTIVE AMENDMENT NO. 4

                                       AND

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                  AMENDMENT NO.
          ------------------------------------------------------------

                               THE MILESTONE FUNDS
                         (Formerly LEARNING ASSETS -TM-)
             (Exact Name of Registrant as Specified in its Charter)

                    One Odell Plaza, Yonkers, New York 10701
                     (Address of Principal Executive Office)

       Registrant's Telephone Number, including Area Code:   800-941-6453
          ------------------------------------------------------------

                                  Max Berueffy
                                2 Portland Square
                                 Portland, Maine
                     (Name and Address of Agent for Service)

                          Copies of Communications To:
                           Susan Penry-Williams, Esq.
                Kramer, Levin, Naftalis, Nessen, Kamin & Frankel
                                919 Third Avenue
                            New York, New York 10022
          ------------------------------------------------------------

             It is proposed that this filing will become effective:

__X__     immediately upon filing pursuant to Rule 485, paragraph (b)
_____     on [  ] pursuant to Rule 485, paragraph (b)
_____     60 days after filing pursuant to Rule 485, paragraph (a)(i)
_____     on [  ] pursuant to Rule 485, paragraph (a)(i)
_____     75 days after filing pursuant to Rule 485, paragraph (a)(ii)
_____     on [  ] pursuant to Rule 485, paragraph (a)(ii)
_____ this post-effective amendment designates a new effective date for a previously filed post-effective amendment

Registrant has registered an indefinite number of shares of beneficial interest under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. Accordingly, no fee is payable herewith. A Rule 24f-2 Notice for the Registrant's fiscal year ending November 30, 1995 will be filed with the Commission on or before January 31, 1996.

                         Calculation of Registration Fee

                               THE MILESTONE FUNDS

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                          TITLE OF           AMOUNT OF          PROPOSED             PROPOSED             AMOUNT
                                         SECURITIES         SECURITIES         MAXIMUM                MAXIMUM               OF
                                           BEING               BEING        OFFERING PRIZE           OFFERING         REGISTRATION
     SERIES OF REGISTRATION             REGISTERED          REGISTERED       PER SHARE (1)           PRICE (2)            FEE (3)
----------------------------------------------------------------------------------------------------------------------------------
TREASURY OBLIGATIONS PORTFOLIO          SHARES OF          116,000,000           $1.00            $116,000,000          $40,000.00
                                  BENEFICIAL INTEREST
----------------------------------------------------------------------------------------------------------------------------------


(1) Computed under Rule 457(d) of the Securities Act of 1933, as amended, on the basis of the offering price per share at the close of business on November 13, 1995.

(2) Registrant elects to calculate the maximum aggregate offering price pursuant to Rule 24e-2 under the Investment Company Act of 1940, as amended.

(3) During the previous fiscal year, no shares were redeemed. Accordingly, no shares were used for reductions pursuant to Rule 24e-2(a) or Rule 24f-2(c) and no shares are used for the reduction of the fee herewith.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Regulation Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Portland, and State of Maine on the 7th day of December, 1995.

                                        THE MILESTONE FUNDS

                                        By: /s/ JANET TIEBOUT HANSON
                                           -------------------------------
                                            Janet Tiebout Hanson, President

     Pursuant to the requirements of the Securities Act of 1933, this amendment to the Registrant's Registration Statement has been signed below by the following persons on the 7th day of December, 1995.

               SIGNATURES                                   TITLE

(a)  Principal Executive Officer

          /s/ JANET TIEBOUT HANSON                          PRESIDENT
          -------------------------------
          Janet Tiebout Hanson

(b)  Principal Financial And
     Accounting Officer

          /s/ MICHAEL D. MARTINS                            ASSISTANT TREASURER
          -------------------------------
          Michael D. Martins

(c)  A majority of the Trustees

          JANET TIEBOUT HANSON*                              TRUSTEE
          DORT A. CAMERON III*                               TRUSTEE
          PHYLIS M. ESPOSITO*                                TRUSTEE
          KAREN S. COOK*                                     TRUSTEE
          JOHN D. GILLIAM*                                   TRUSTEE
          MAGNA L. DODGE*                                    TRUSTEE


         *By:/s/ DAVID L. GOLDSTEIN
            --------------------------
              DAVID L. GOLDSTEIN, ATTORNEY IN FACT

                                INDEX TO EXHIBITS


EXHIBIT        DESCRIPTION
-------        -----------

10             Opinion of Counsel
Other Exhibit  Power of Attorney of Janet Tiebout Hanson
Other Exhibit  Power of Attorney of Dort A. Cameron III
Other Exhibit  Power of Attorney of Phylis M. Esposito
Other Exhibit  Power of Attorney of Karen S. Cook
Other Exhibit  Power of Attorney of John d. Gilliam
Other Exhibit  Power of Attorney of Magna L. Dodge